Right of Rescission Contingency	12 Months Ended
Aug. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Right of Rescission Contingency

NOTE 12 - Right of Rescission Contingency

The offer and sale of the 25,000,000 Class C Common Shares for the acquisition of Nova may have been in violation of the rules and regulations under the Securities Act and the interpretations of the SEC. The possible violation involves whether the Company conducted a public offering without providing the former Nova shareholders with a registration statement declared effective by the SEC. If a violation of the Section 5 of the Securities Act did in fact occur, anyone who acquired Class C Common Shares at a price based on an evaluation of $0.20 per share would have a right to rescind the purchase. The Securities Act generally requires that any claim brought for a violation of Section 5 of the Securities Act be brought within one year of the violation. If all the shareholders who acquired Class C Common Shares for their exchange in the ownership of Nova demanded rescission within that one-year period, we would be obligated to repay approximately $5,000,000.

In the opinion of management and company counsel, the likelihood of any of the former Nova shareholders making a claim for a violation of Section 5 of the Securities Act is remote because the effected shareholders are all Chinese citizens who have a close knit relationship with each other and who all voted in favor of the Company’s acquisition of Nova. None of these effected shareholders have made any claim to date and the one year period that they have to bring a claim expires August 29, 2018.